SUPPLEMENT

dated October 3, 2025 to the

Statement of Additional Information (“SAI”)

dated May 31, 2025, as supplemented for

The Yorktown Funds (the “Funds”)

(Class A, Class L and Institutional Class Shares)

Effective August 31, 2025, Charles D. Foster retired from his role as Treasurer/Chief Financial Officer of the Funds. Accordingly, effective as of such date, all references to Mr. Foster in the SAI are removed.

Also, effective August 31, 2025, M. Dennis Stratton will assume the role of Treasurer of the Funds.

Accordingly, the information regarding Mr. Stratton in the “OFFICERS WHO ARE NOT TRUSTEES” table on page 17 of the SAI is deleted and replaced as follows:

Name of Officer: Birth Year: Positions held with Trust and Tenure: Principal Occupation(s) for the last Five (5) Years:	M. Dennis Stratton
1962
Treasurer and Chief Financial Officer, August 2025 to present; Controller April 1989 – August 2025

Chief Financial Officer, Yorktown Management & Research Company, Inc., August 2025 to present; Controller, Yorktown Management & Research Company, Inc., April 1989 – August 2025

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Please retain this supplement with your Prospectus for future reference.